Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) - Potential Shares of Common Stock Excluded from Diluted Net Loss Per Share - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive Securities	393,339	542,354	393,339	542,354	590,873
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive Securities					312,995
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive Securities	90,000		90,000		90,000